Note 9 - Stock-Based Compensation - Significant Assumption Used in Fair Value Calculation (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Weighted average risk-free interest rates	2.26%	1.99%	1.98%
Expected dividend yield	0.00%	0.00%	0.00%
Expected life of option (yrs) (Year)	7 years	7 years	7 years
Expected volatility	88.72%	91.43%	94.88%